Long-Term Debt (Senior Unsecured Credit Facilities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Line of Credit Facility [Line Items]
Revolving Facility Commitment	$ 350,000
Term Loan Facility Commitment	250,000
JPMorgan Chase Bank [Member]
Line of Credit Facility [Line Items]
Revolving Facility Commitment	46,667
Term Loan Facility Commitment	33,333
Wells Fargo Bank [Member]
Line of Credit Facility [Line Items]
Revolving Facility Commitment	46,667
Term Loan Facility Commitment	33,333
SunTrust Bank [Member]
Line of Credit Facility [Line Items]
Revolving Facility Commitment	46,667
Term Loan Facility Commitment	33,333
Branch Banking And Trust Company [Member]
Line of Credit Facility [Line Items]
Revolving Facility Commitment	46,667
Term Loan Facility Commitment	33,333
Bank Of America [Member]
Line of Credit Facility [Line Items]
Revolving Facility Commitment	46,667
Term Loan Facility Commitment	33,333
Citibank [Member]
Line of Credit Facility [Line Items]
Revolving Facility Commitment	29,167
Term Loan Facility Commitment	20,833
Deutsche Bank AG New York Branch [Member]
Line of Credit Facility [Line Items]
Revolving Facility Commitment	29,167
Term Loan Facility Commitment	20,833
The Northern Trust Company [Member]
Line of Credit Facility [Line Items]
Revolving Facility Commitment	29,167
Term Loan Facility Commitment	20,833
Comerica Bank [Member]
Line of Credit Facility [Line Items]
Revolving Facility Commitment	14,582
Term Loan Facility Commitment	10,418
Regions Bank [Member]
Line of Credit Facility [Line Items]
Revolving Facility Commitment	14,582
Term Loan Facility Commitment	$ 10,418